PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Principal Tax Proceedings for Which Risk of Loss is Probable (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities		R$ 23,674,527	R$ 23,458,774
Provision for legal proceedings		1,714,403	1,801,186	R$ 1,644,061
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		813,732	747,647	647,610
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	326,220	312,721
Legal proceedings provision, tax [member] | INSS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[2]	100,149	98,657
Legal proceedings provision, tax [member] | ICMS credit [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[3]	174,860	125,723
Legal proceedings provision, tax [member] | PIS and COFINS [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		33,244	30,446
Legal proceedings provision, tax [member] | IPI [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		63,358	60,852
Legal proceedings provision, tax [member] | Income Tax and Social Contribution [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings		10,698	11,676
Legal proceedings provision, tax [member] | Others [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		105,203	107,572
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		512,979	662,052	585,034
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 387,692	R$ 391,487	R$ 411,417

[1]	Compensation of FINSOCIAL with federal taxes, based on a September 2003 final and non-appealable court ruling in the case records where the constitutionality of FINSOCIAL was discussed. Compensation of taxes remains a topic of administrative discussion.
[2]	Amount provisioned as INSS, the majority of which is comprised of amounts related to social security contributions levied on billing in accordance with article 22-A of Law 8.212/91, the constitutionality of which is being litigated. The amounts are deposited with the court. The leading case, RE 611.601 (item 281), is being decided by the Federal Supreme Court.
[3]	ICMS required by the State of São Paulo resulting from disallowances of credits for diesel oil used in the agro-industrial production process. The Motions on Execution were dismissed as unfounded, as were the appeals that followed; and infraction notices relating to ICMS credits arising from materials used in the production process classified as “use and consumption”, which would not generate the right to credit